Weighted Average Assumptions Used In Determining Benefit Obligations (Detail)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.00%	4.20%	5.00%	5.75%
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.00%	4.20%
Rate of compensation increases	3.00%	3.00%
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.00%	4.20%